Advances to suppliers (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Advances to Suppliers [Line Items]
Current	R$ 87,696	R$ 92,133
Non-current	2,682,250	2,503,537
Total
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,769,946	2,595,670
Forestry development program and partnerships
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,682,250	2,503,537
Advance to suppliers - others
Advances to Suppliers [Line Items]
Advances to Suppliers.	R$ 87,696	R$ 92,133